Financial expenses (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial expenses
Interest expenses, royalty bond	DKK 18,913	DKK 32,157	DKK 32,372
Amortization of financing costs	5,748	8,369	9,689
Other financial expenses	949	255	333
Exchange rate adjustments	7,899	3,575	0
Total financial expenses	DKK 33,509	DKK 44,356	DKK 42,394